Interest Expense for the Debentures (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Debt Instrument [Line Items]
Non-cash interest expense due to discount amortization	$ (34)	[1],[2]	$ (31)	[2],[3]	$ (33)	[2]
Total interest expense	384	[1]	379	[3]	375
Exchangeable Debentures
Debt Instrument [Line Items]
Contractual interest expense (cash)	34		26		32
Non-cash interest expense due to discount amortization	32		27		30
Total interest expense	$ 66		$ 53		$ 62

[1]	Interest expense and interest paid for 2010 includes cash prepayment premiums of approximately $20 million. No significant prepayment premiums were paid in 2009 or 2008.
[2]	Primarily represents the amortization of the debt discount, which is non-cash interest expense, on our Debentures established at the date of issuance. See "-Exchangeable Debentures".
[3]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.